Property Plant and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 105,261	$ 82,386
Accumulated depreciation and amortization	(41,635)	(27,112)
Property plant and equipment, net	63,626	55,274	$ 62,790
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,416	26,935
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27,006	21,702
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,717	17,434
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,508	11,776
Estimated Useful Lives	7 years
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 702	702
Estimated Useful Lives	39 years
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,908	3,837
Build-to-suit lease asset under construction
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,004	$ 0